Sales Revenue	12 Months Ended
Mar. 31, 2024
TextBlock1 [Abstract]
Sales Revenue
(20) Sales Revenue
(a) Disaggregation of revenue
As stated in Note 4, Honda discloses segment information in four categories.
The sales revenue disaggregated by geographical markets based on the location of the customer and the reconciliation of the disaggregated sales revenue with each segment for the years ended March 31, 2022, 2023 and 2024 are as follows:
For the year ended March 31, 2022

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Products and Other Businesses	Total
Revenue arising from contracts with customers
Japan	¥105,022	¥1,337,860	¥146,185	¥79,182	¥1,668,249
North America	230,766	4,877,900	1,289,076	152,096	6,549,838
Europe	202,254	319,340	—	79,393	600,987
Asia	1,307,915	2,314,425	37	63,861	3,686,238
Other Regions	337,219	280,702	—	24,305	642,226

Total	¥2,183,176	¥9,130,227	¥1,435,298	¥398,837	¥13,147,538

Revenue arising from the other sources*	2,077	17,271	1,385,369	441	1,405,158

Total	¥2,185,253	¥9,147,498	¥2,820,667	¥399,278	¥14,552,696

For the year ended March 31, 2023

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Products and Other Businesses	Total
Revenue arising from contracts with customers
Japan	¥109,393	¥1,375,593	¥158,653	¥89,627	¥1,733,266
North America	306,725	5,985,958	1,341,863	182,126	7,816,672
Europe	250,088	332,928	—	94,328	677,344
Asia	1,739,330	2,523,613	29	55,354	4,318,326
Other Regions	502,917	360,299	—	29,464	892,680

Total	¥2,908,453	¥10,578,391	¥1,500,545	¥450,899	¥15,438,288

Revenue arising from the other sources*	530	15,128	1,453,553	226	1,469,437

Total	¥2,908,983	¥10,593,519	¥2,954,098	¥451,125	¥16,907,725

For the year ended March 31, 2024

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Products and Other Businesses	Total
Revenue arising from contracts with customers
Japan	¥113,746	¥1,586,358	¥172,072	¥87,072	¥1,959,248
North America	335,545	8,503,602	1,487,948	138,760	10,465,855
Europe	351,850	506,731	—	84,459	943,040
Asia	1,792,327	2,446,250	5	55,898	4,294,480
Other Regions	625,585	498,506	—	26,001	1,150,092

Total	¥3,219,053	¥13,541,447	¥1,660,025	¥392,190	¥18,812,715

Revenue arising from the other sources*	1,115	26,118	1,588,783	71	1,616,087

Total	¥3,220,168	¥13,567,565	¥3,248,808	¥392,261	¥20,428,802

Explanatory note:

*	Revenue arising from the other sources primarily includes lease revenues recognized under IFRS 16 and interest recognized under IFRS 9.
(b) Contract balances
The receivables from contracts with customers and contract liabilities for the years ended March 31, 2023 and 2024 are as follows:

	Yen (millions)
	2023	2024
Receivables from contracts with customers:
Trade receivables	¥893,559	¥982,118
Contract liabilities:
Other current liabilities	292,552	401,855
Other noncurrent liabilities	240,556	306,170
The amounts of revenue recognized for the years ended March 31, 2022, 2023 and 2024 that were included in the contract liability balances at the beginning of the year are ¥199,902 million, ¥219,873 million and ¥273,224 million, respectively. The amounts of revenue recognized for the years ended March 31, 2022, 2023 and 2024 from performance obligations satisfied (or partially satisfied) in previous years were immaterial. In addition, the balances of contract assets were immaterial.

(c) Transaction price allocated to the remaining performance obligation
The revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of March 31, 2023 and 2024 are as follows:

	Yen (millions)
	2023	2024
Within 1 year	¥150,507	¥230,865
Between 1 and 5 years	280,981	355,882
Later than 5 years	14,892	22,198

Total	¥446,380	¥608,945

The table does not include the remaining performance obligations that have original expected durations of one year or less and estimated amounts of variable consideration that are constrained from being recognized as revenue.
(d) Assets recognized from the costs to obtain or fulfill a contract with a customer
The assets recognized from the costs to obtain a contract with a customer as of March 31, 2023 and 2024 are as follows:

	Yen (millions)
	2023	2024
Assets recognized from the costs to obtain a contract with a customer	¥148,074	¥186,074
Honda recognizes the incremental costs of obtaining a contract with a customer and the costs incurred in fulfilling a contract with a customer that are directly associated with the contract as an asset, if those costs are expected to be recoverable. The incremental costs of obtaining a contract are those costs that an entity incurs to obtain
a contract with a customer that it would not have incurred if the contract had not been obtained. The assets recognized from the costs to obtain a contract are presented in the consolidated statement of financial position mainly as other non-current
assets and are amortized over the period for which the services based on a contract are provided. The amounts of assets recognized from the costs to fulfill a contract are not material.
The amounts of amortization of the assets for the years ended March 31, 2022, 2023 and 2024 are ¥39,682 million, ¥52,193 million and ¥60,391 million, respectively.